Impairments - Carrying amount after impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	$ 9,435	$ 10,611
Net impairement loss (Reversal)	(2,505)	1,283
Europe and Asia [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,551	1,566
Net impairement loss (Reversal)	295	1,609
Exploration and Production Norway [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	3,201	5,379
Net impairement loss (Reversal)	(819)	(1,102)
Exploration And Production USA [Member] | Onshore [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	546	1,979
Net impairement loss (Reversal)	(204)	48
Exploration And Production USA [Member] | Offshore Gulf of Mexico [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	2,691	798
Net impairement loss (Reversal)	(882)	18
Marketing, Midstream and Processing (MMP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	1,416	868
Net impairement loss (Reversal)	(895)	716
Other [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying amount after impairment	30	20
Net impairement loss (Reversal)	$ 0	$ (7)